Long-Term Debt	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Long-Term Debt

Note 17. Long-Term Debt

Long-term debt comprised of USD denominated Senior Unsecured Notes (the "2031 Notes") and the three-year secured revolving credit facility (“RCF”) with both USD and CAD components.

Composition of the borrowings were as follows:

	Maturity Date	December 31, 2025	December 31, 2024
6.875% Senior Unsecured Notes ("2031 Notes")	January 15, 2031	$400	$-
9.0% Senior Secured Notes ("2027 Notes")	October 15, 2027	-	563
Drawings on the RCF	July 11, 2028	193	191
		593	754
Deferred transaction costs and Notes discount		(11)	(46)
Long-term debt		$582	$708

Non-current portion of long-term debt		$582	$708
Long-term debt		$582	$708

In December 2025, the Company completed the early redemption of the remaining 9.0% Senior Secured Notes (the "2027 Notes") with an aggregate principal amount of $563 million. The early repayment was funded through additional borrowings under the RCF and issuance of the 2031 Notes with aggregate principal amount of $400 million bearing interest at 6.875% with maturity date of January 15, 2031. The 2031 Notes were issued at par and guaranteed on a senior unsecured basis by the Company and certain of its subsidiaries.

The early repayment of the 2027 Notes resulted in the derecognition of the previous debt instrument, and recognition of the new 2031 Notes at fair value on the transaction date. The Company incurred debt extinguishment costs associated with the early redemption, including premium on early redemption, derecognition of unamortized transaction costs and notes discount, and the embedded derivative asset related to the redemption options of the 2027 Notes. These costs have been recognized in the consolidated statement of earnings for the year ended December 31, 2025.

The RCF has a maturity date of July 11, 2028 (the "Maturity Date"). The Company's limit under the RCF is $800 million, which may be increased by $50 million at the request of the Company, subject to the lenders’ consent. The Maturity Date of the RCF may be extended annually on or before the anniversary date with the consent of the lenders.

As part of the RCF, the Company may request issuance of up to $150 million in letters of guarantee, standby letters of credit, performance bonds, counter guarantees, import documentary credits, counter standby letters of credit, or similar credits to finance the day-to-day operations of the Company. As at December 31, 2025, the Company utilized $77 million of this $150 million limit. The Company has an additional $70 million unsecured credit facility (“LC Facility”) with one of the lenders in its RCF. This LC Facility allows the Company request the same forms of credits as under the RCF. This LC Facility is supported by performance security guarantees provided by Export Development Canada. As at December 31, 2025, the Company had utilized $26 million of the $70 million available limit.

The weighted average interest rate on the RCF for the year ended December 31, 2025, was 5.6% (December 31, 2024 – 7.4%).

At December 31, 2025, without considering renewal at similar terms, the USD equivalent principal payments due over the next five years are $193 million, and $400 million thereafter.

Redemption Options

The Company's 2031 Notes contain optional redemption features that allow the Company to redeem all or part of the Notes at prices set forth in the Notes agreement at a premium, following certain dates specified in the 2031 Notes agreement. These redemption features constituted an embedded derivative asset that is required to be separated from the Notes and measured at fair value.

The embedded derivative components of the 2031 Notes are measured at fair value at each reporting date with gains or losses in fair value recognized through profit or loss. Management has assessed the fair value of the redemption options at December 31, 2025 and determined it is not material to the consolidated financial statements. Therefore, no amount has been recognized in the consolidated statement of financial position for the year ended December 31, 2025.